Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 893,690		$ 1,073,036
Cost of revenue	(194,582)	(145,753)	(189,833)
Gross (loss) / profit	699,108	(145,753)	883,203
Operating expenses:
Selling and marketing expenses
General and administrative expenses	(1,739,759)	(1,350,868)	(2,832,190)
Impairment loss	(1,819,678)	(4,334,717)	(306,595)
Interest income	3,312	11,455	2,436
Interest expense	(12,000)
Investment income/(loss), net	(11,073)	(1,085)	(14,899)
Foreign currency exchange loss	(42,824)	(115,247)	(198,808)
Other income (expenses), net	(3,075)	723,910	(2,038)
Loss before tax from continuing operations	(2,925,989)	(5,212,305)	(2,468,891)
Income tax expense	(53,048)	27,273	(127,132)
Net loss from continuing operations	(2,979,037)	(5,185,032)	(2,596,023)
Loss from discontinued operations, net of taxes	(1,451,327)	462,886	(18,310,962)
Loss on disposal of discontinued operations, net of taxes	(3,151,088)
Net loss from discontinued operations	(4,602,415)	462,886	(18,310,962)
Net loss	(7,581,452)	(4,722,146)	(20,906,985)
Other comprehensive (loss) / income:
Foreign currency translation adjustment	107,698	(733,539)	(3,402,058)
Total comprehensive (loss) / income	$ (7,473,754)	$ (5,455,685)	$ (24,309,043)
Net loss ordinary share - basic and diluted
Net loss ordinary share from continuing operation - basic	$ (0.19)	$ (0.34)	$ (0.1)
Net loss ordinary share from continuing operation - diluted	(0.19)	(0.34)	(0.1)
Net loss ordinary share from discontinued operation - basic	(0.29)	0.03	(1.23)
Net loss ordinary share from discontinued operation - diluted	$ (0.29)	$ 0.03	$ (1.23)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, basic	15,876,848	15,444,947	14,900,000
Weighted average number of ordinary shares, diluted	15,876,848	15,444,947	14,900,000